Financial assets at fair value through profit or loss (Tables) - Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss
Disclosure of financial assets at fair value through profit and loss
(€ million)	December 31, 2023	December 31, 2022
Bonds issued by sovereign states	1,250	1,244
Other	5,196	5,243
Financial assets held for trading	6,446	6,487
Other financial assets at fair value through profit or loss	336	1,764
Total financial assets at fair value through profit or loss	6,782	8,251

Schedule of financial assets at fair value through profit and loss breakdown by currency
(€ million)	December 31, 2023	December 31, 2022
Euro	3,766	3,599
U.S. dollars	2,680	2,885
Other currencies		3
Financial assets held for trading	6,446	6,487
Euro	200	1,201
U.S. dollars	136	563
Other financial assets at fair value through profit or loss	336	1,764
Total financial assets at fair value through profit or loss	6,782	8,251

Schedule of financial assets at fair value through profit and loss by issuing entity and credit rating
	Nominal value (€ million)	Fair Value (€ million)	Rating - Moody's	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	178	180	Baa3	BBB
United States of America	603	536	Aaa	AA+
Spain	166	170	Baa1	A
Canada	65	59	Aaa	AAA
France	58	58	Aa2	AA
Other (*)	96	89	from Aaa to A3	from AAA to A
	1,166	1,092
Floating rate bonds
Italy	155	158	Baa3	BBB
	155	158
Total quoted bonds issued by sovereign states	1,321	1,250

Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	1,995	1,885	from Aaa to Baa2	from AAA to BBB
Quoted bonds issued by financial and insurance companies	819	788	from Aaa to Baa3	from AAA to BBB-
Other bonds	1,023	1,007	from Aaa to Baa3	from AAA to BBB-
	3,837	3,680
Floating rate bonds
Quoted bonds issued by financial and insurance companies	629	616	from Aaa to Baa2	from AAA to BBB-
Quoted bonds issued by industrial companies	469	452	from Aa2 to Baa3	from AA to BBB-
Other bonds	476	448	from Aaa to Baa2	from AAA to BBB
	1,574	1,516
Total other bonds	5,411	5,196

Total financial assets held for trading	6,732	6,446

Other financial assets at fair value through profit or loss	350	336		from AAAm to BBB

	7,082	6,782

(*) Amounts included herein are lower than €50 million.